Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 678	$ 1,739
Income tax and tax incentives recoverable		1,511
Foreign withholding tax recoverable	471	471
Security deposit	252	250
Sundry debtors		2
Other recoverable taxes (Goods and services tax and value-added tax)	173	86
Interest receivables		1
Trade and other receivables	$ 1,574	$ 4,060